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                                   [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                    1275 Pennsylvania Avenue NW
                                                    Washington, D.C. 20004-2415
                                                                   202.383.0100
                                                               fax 202.637.3593
                                                                 www.sablaw.com

MARY E. THORNTON
DIRECT LINE: 202.383.0698
Internet: mary.thornton@sablaw.com

                               November 9, 2006

VIA EDGAR TRANSMISSION
______________________

Robert S. Lamont, Jr., Esq.
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Form N-4/N-6/S-6 Registration Statements Filed Following the Merger of
    MetLife Investors Insurance Company of California into
    MetLife Investors Insurance Company
    ___________________________________

Dear Mr. Lamont:

On behalf of MetLife Investors Insurance Company ("MLI"), we are transmitting for filing pursuant to the Securities Act of 1933 initial registration statements ("New Registration Statements") for certain variable annuity and variable life insurance contracts (collectively, the "Contracts") supported by MetLife Investors Variable Annuity Account Five (File No. 811-07060) or MetLife Investors Variable Life Account Five (File No. 811-08433) (the "Separate Accounts").

The New Registration Statements are being filed in connection with the merger of MetLife Investors Insurance Company of California ("MLI of California") into MLI (the "Merger"). Before the Merger, the Contracts were issued by MLI of California. As the surviving company after the Merger, MLI will possess all the rights, duties and obligations of MLI of California, including those relating to being the depositor of each of the Separate Accounts. Following the Merger, each of the Separate Accounts was transferred intact to MLI and will continue to support the Contracts outstanding at the time of the Merger, and can receive any additional payments made under the Contracts following the Merger.

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Robert S. Lamont, Jr., Esq.
November 9, 2006
Page 2 of 7

By letter dated June 14, 2006, MLI submitted to the staff of the Securities and Exchange Commission (the "Commission") a proposal for (i) the informal submission to the Commission staff of draft registration statements for the Contracts, and (ii) the subsequent formal filing with the Commission of registration statements (the New Registration Statements) for the Contracts in connection with the Merger./1/ Informal draft registration statements were submitted to the Commission staff on July 6, 2006. In the cover letter accompanying the initial set of informal draft registration statements, MLI proposed to file the New Registration Statements with the Commission on the date of the Merger, and to have those New Registration Statements declared effective on that date.

The New Registration Statements update the most recent registration statements pertaining to the Separate Accounts by presenting MLI as the depositor of the Separate Accounts, and reflect clarifications to disclosure required by the Commission staff following its review of the informal draft registration statements. The New Registration Statements are complete and include all required exhibits. We are providing written responses to the oral comments from Commission staff received on September 6 and 12, 2006 and October 4 and 13, 2006. Each of the comments is set forth below followed by MLI's response.

 1.    Termination for Low Account Value

       COMMENT: Please indicate that poor investment performance will not be a reason for termination of the contract.

       RESPONSE:   MLI added the following sentence at the end of "Termination for Low Account Value:"

                   Accordingly, no contract will be terminated due solely to negative investment performance.

 2.    Purchase Payment Credit

       COMMENT: Please explain that the expenses for a contract with the Purchase Payment Credit may be higher than expenses for a contract without the credit and that the amount of the Purchase Payment Credit may be more than offset by the fees and charges associated with the credit.
--------
1 Letter from Mary E. Thornton, Esq., Sutherland Asbill & Brennan LLP to William J. Kotapish, Esq., Division of Investment Management, U.S. Securities and Exchange Commission (June 14, 2006).

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Robert S. Lamont, Jr., Esq.
November 9, 2006
Page 3 of 7

       RESPONSE:  MLI notes that such disclosure is currently under
                  "Highlights." To avoid duplicative language throughout the prospectus, MLI decided to retain the disclosure in the "Highlights" section.

 3.    Fee Table

       COMMENT: In the N-4 Fee Table, consider eliminating the two column approach. In addition, please reduce the font size of the footnotes. Also, consider moving all the footnotes to the bottom of the page.

       RESPONSE:  MLI has eliminated the two column approach. The font size of the footnotes has been revised. MLI believes that moving all the footnotes to the bottom of the page may cause confusion for contract owners. MLI would like to maintain as much continuity as possible between the May 1, 2006 MLI of California prospectuses and the November 9, 2006 MLI prospectuses to avoid confusing contract owners.

 4.    Fee Table

       COMMENT: In the Fee Table, consider moving the various charges for the Guaranteed Minimum Income Benefit ("GMIB"), Guaranteed Withdrawal Benefit ("GWB"), and Guaranteed Minimum Accumulation Benefit ("GMAB") riders to after the death benefit rider charges under "Separate Account Annual Expenses." Furthermore, the "Total Separate Account Annual Expenses" should reflect the highest rider charge (i.e., 1.50% for the GMIB Plus upon Optional Reset).

       RESPONSE:  The GMIB, GWB and GMAB rider charges have been moved to a new table captioned "Additional Optional Rider Charges Table" after the "Separate Account Annual Expenses" table. While the separate account product charges (mortality and expense charge, administration charge, and charges related to any death benefit riders) are assessed daily as a percentage of the average daily net asset value of each investment portfolio, MLI notes that the charges for the GMIB, GWB and GMAB riders are deducted on each contract anniversary from account value pro rata from each investment portfolio, the fixed account (in the case of GMIB and GWB), and the enhanced dollar cost averaging account in the ratio each portfolio/account bears to the total account value. Therefore,

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Robert S. Lamont, Jr., Esq.
November 9, 2006
Page 4 of 7

                  MLI believes that it would not be accurate to move the GMIB, GWB and GMAB charges to under "Separate Account Annual Expenses" and to factor in the charges when calculating "Total Separate Account Expenses."

 5.    Fee Table

       COMMENT: The caption "Account Fee" should come before "Separate Account Annual Expenses."

       RESPONSE:  MLI has made the revision.

 6.    Fee Table

       COMMENT: Under "Separate Account Annual Expenses," include a separate line for "Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits."

       RESPONSE:  MLI has added a separate line under "Separate Account
                  Annual Expenses" for "Total Separate Account Annual Expenses Including Highest Charges for Optional Death Benefits."

 7.    Fee Table

       COMMENT: After the chart of "Investment Portfolio Expenses," the prospectuses state that there are certain expense waiver arrangements in effect until at least April 30, 2007. In order to be reflected in the Investment Portfolio Expenses table, these expense waivers must continue for one full year from the date the registration statements are declared effective.

       RESPONSE:  MLI has removed the "Contractual Expense Subsidy or
                  Deferral" and "Net Total Annual Portfolio Expenses" columns from the Investment Portfolio Expenses table and moved the expense waiver information to a footnote. The footnote indicates that the arrangements are in effect until at least April 30, 2007.

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Robert S. Lamont, Jr., Esq.
November 9, 2006
Page 5 of 7

 8.    Fee Table

       COMMENT: Under "Withdrawal Charge," consider including the information that is currently in Note 1 (withdrawal charge percentages from year 0 to year 7 and thereafter) in the table itself.

       RESPONSE:  MLI notes that General Instruction 5 to Form N-4 permits the current approach and, therefore, declines to make the suggested revision.

 9.    Suspension of Payments or Transfers

       COMMENT: Under "Suspension of Payments or Transfers," please add the phrase "as determined by the SEC" to number 3 in the list.

       RESPONSE:  MLI revised number 3 under "Suspension of Payments or
                  Transfers" to read as follows:

                  An emergency exists, as determined by the SEC, as a result of which the disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios.

 10.   Voting Rights

       COMMENT: Please disclose that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote.

       RESPONSE:  MLI added the following sentence before the last sentence under "Voting Rights:"

                  The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote.

 11.   Tandy Comment

       COMMENT: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

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Robert S. Lamont, Jr., Esq.
November 9, 2006
Page 6 of 7

                  Notwithstanding our comments, in the event the insurance company requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that

                    . should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

                    . the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the fling effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

                    . the insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                  In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

                  We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

       RESPONSE:  MLI has written a letter to the staff acknowledging the
                  Tandy Comment (a copy is enclosed).

                                     * * *

We hope you find these responses satisfactory. If you have any questions or further comments, please call the undersigned at 202.383.0698 or Aneal Krishnamurthy at 202.383.0538.

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Robert S. Lamont, Jr., Esq.
November 9, 2006
Page 7 of 7

Sincerely,

/s/ Mary E. Thornton
----------------------------------
Mary E. Thornton

cc:   Michele H. Abate, Esq.
      John M. Richards, Esq.
      John E. Connolly, Jr., Esq.